DEPOSITS	12 Months Ended
Dec. 31, 2025
DEPOSITS
DEPOSITS

NOTE 6 – DEPOSITS

The contractual maturities of time deposits for the periods subsequent to December 31, 2025 are as follows (in thousands):

Years ending December 31,
2026	$144,228
2027	2,559
2028	207
2029	203
2030 and thereafter	5
$147,202

Time deposits that meet or exceed the FDIC Insurance limit of $250,000 at December 31, 2025 and 2024 were $28.8 million and $21.6 million, respectively. As of December 31, 2025 and 2024 the Company had brokered CD deposits totaling $60.4 million and $60.2 million, respectively.